Leases (Details) - Schedule of lease expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Expenses Abstract
Operating lease expense	¥ 97,576	¥ 111,197
Short term lease expense	1,227	3,373
Total	¥ 98,803	¥ 114,570